BASIS OF PRESENTATION AND SIGNIFICANT EVENTS	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION AND SIGNIFICANT EVENTS
BASIS OF PRESENTATION AND SIGNIFICANT EVENTS

1. BASIS OF PRESENTATION AND SIGNIFICANT EVENTS

    American International Group, Inc. (AIG) is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States.

    Since September 2008, AIG has been working to protect and enhance the value of its key businesses, execute an orderly asset disposition plan, and position itself for the future. AIG has entered into several important transactions and relationships with the Federal Reserve Bank of New York (FRBNY), the AIG Credit Facility Trust (together with its trustees, acting in their capacity as trustees, the Trust) and the United States Department of the Treasury (the Department of the Treasury) during this period. As a result of the series of integrated transactions to recapitalize AIG, on January 14, 2011, the Department of the Treasury became the holder of 92 percent of AIG's outstanding common stock, par value $2.50 per share (AIG Common Stock). In May 2011, AIG completed a registered public offering of AIG Common Stock (the May Common Stock Offering), which resulted in a reduction of the Department of the Treasury's ownership to approximately 77 percent. See Significant Events below for further information.

    The consolidated financial statements include the accounts of AIG, its controlled subsidiaries (through a greater than 50 percent ownership of voting rights of a voting interest entity), and variable interest entities (VIEs) in which AIG is the primary beneficiary. Entities that AIG does not consolidate, but in which it holds 20 percent to 50 percent of the voting rights or otherwise has the ability to exercise significant influence, are accounted for under the equity method unless AIG has elected the fair value option. On October 29, 2010, AIG completed an initial public offering (IPO) of 8.08 billion ordinary shares of AIA Group Limited (AIA), upon the completion of which AIG owned approximately 33 percent of AIA's outstanding shares. AIG accounts for its investment in AIA under the fair value option with gains and losses recorded in Net investment income.

    Certain of AIG's foreign subsidiaries included in the consolidated financial statements report on different fiscal period bases, in most cases ending November 30. The effect on AIG's consolidated financial condition and results of operations of all material events occurring at these subsidiaries between the fiscal year end and December 31 for all periods presented has been recorded.

    The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). All material intercompany accounts and transactions have been eliminated.

USE OF ESTIMATES

    The preparation of financial statements requires the application of accounting policies that often involve a significant degree of judgment. AIG considers the accounting policies that are most dependent on the application of estimates and assumptions to be those relating to items considered by management in the determination of:

  •
  estimates with respect to income taxes, including the recoverability of the deferred tax assets and the predictability of future tax planning strategies and operating profitability of the character necessary for their realization;

  •
  recoverability of assets, including deferred policy acquisition costs (DAC), flight equipment, and reinsurance;

  •
  insurance liabilities, including general insurance unpaid claims and claims adjustment expenses and future policy benefits for life and accident and health contracts;

  •
  estimated gross profits for investment-oriented products;

  •
  impairment charges, including other-than-temporary impairments on financial instruments and goodwill impairments;

  •
  liabilities for legal contingencies; and

  •
  fair value measurements of certain financial assets and liabilities, including credit default swaps (CDS) and AIG's economic interest in Maiden Lane II LLC (ML II) and equity interest in Maiden Lane III LLC (ML III) (together, the Maiden Lane Interests).

    These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, AIG's consolidated financial condition, results of operations and cash flows could be materially affected.

RECLASSIFICATIONS, REVISIONS AND SEGMENT CHANGES

    Prior period amounts were reclassified to conform to the current period presentation for the following items.

    Due to changes in the relative composition of AIG's remaining continuing operations as a result of the substantial completion of AIG's asset disposition plan, AIG began presenting separately the following line items on its Consolidated Statement of Operations beginning in 2011:

Current line item:	Previously included in line item:

Policy fees(a)	Premiums and other considerations
Aircraft leasing revenues and Aircraft leasing expenses, respectively	Other income and Other expenses, respectively
Interest credited to policyholder account balances(b)	Policyholder benefits and claims incurred
Amortization of deferred acquisition costs	Policy acquisition and other insurance expenses

(a)
Represents fees recognized from universal life and investment-type products, consisting of policy charges for the cost of insurance, policy administration charges, amortization of unearned revenue reserves and surrender charges.

(b)
Represents interest on account-value-based policyholder deposits, consisting of amounts credited on non-equity-indexed account values, accretion to the host contract for equity indexed products, and net amortization of sales inducements.

    On January 1, 2012, AIG retrospectively adopted an accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. See Note 2(v) herein for discussion of revisions to the consolidated financial statements.

    In order to align financial reporting with the manner in which AIG's chief operating decision makers review the businesses to allocate resources and assess performance, changes were made during 2011 and 2012 to AIG's segment information. See Note 3 herein for additional information on AIG's segment changes.

    Additionally, certain other reclassifications have been made to prior period amounts in the Consolidated Statement of Operations, Consolidated Statement of Cash Flows and Consolidated Balance Sheet to conform to the current period presentation. See Note 4 herein for reclassifications to prior period amounts attributable to discontinued operations.

    On January 1, 2012, AIG adopted an accounting standard that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. The adoption of this standard resulted in the inclusion of statements of comprehensive income in Note 24 herein.

SIGNIFICANT EVENTS

    During 2011, AIG completed the Recapitalization (described below), executed transactions in the debt and equity capital markets and substantially completed its asset disposition plan.

Recapitalization

    On January 14, 2011 (the Closing), AIG completed a series of integrated transactions to recapitalize AIG (the Recapitalization) with the Department of the Treasury, the FRBNY and the Trust, including the repayment of all amounts owed under the Credit Agreement, dated as of September 22, 2008 (as amended, the FRBNY Credit Facility). At the Closing, AIG recognized a net loss on extinguishment of debt, primarily representing $3.3 billion in accelerated amortization of the remaining prepaid commitment fee asset resulting from the termination of the FRBNY Credit Facility.

Repayment and Termination of the FRBNY Credit Facility

    At the Closing, AIG repaid to the FRBNY approximately $21 billion in cash, representing complete repayment of all amounts owed under the FRBNY Credit Facility, and the FRBNY Credit Facility was terminated. The funds for the repayment came from the net cash proceeds from AIG's sale of 67 percent of the ordinary shares of AIA in its initial public offering and from AIG's sale of American Life Insurance Company (ALICO) in 2010. These funds were loaned to AIG in the form of secured limited recourse debt from the special purpose vehicles that held the proceeds of the AIA IPO and the ALICO sale (the AIA SPV and the ALICO SPV, respectively, and collectively, the SPVs). The loan from the ALICO SPV was repaid in full during 2011. The loan from the AIA SPV is secured by pledges and any proceeds received from the sale by AIG and certain of its subsidiaries of, among other collateral, all or part of their equity interest in International Lease Finance Corporation (ILFC or the Designated Entity). Proceeds from the sales of the remaining ordinary shares of AIA held by the AIA SPV will be used to pay down the liquidation preference of the Department of the Treasury's preferred interests in the AIA SPV (the AIA SPV Preferred Interests) (described below). Until their respective sales on February 1, 2011 and August 18, 2011 as further discussed in Sales of Divested Businesses below, AIG's Japan-based life insurance subsidiaries, AIG Star Life Insurance Company Ltd. (AIG Star) and AIG Edison Life Insurance Company (AIG Edison), and Nan Shan Life Insurance Company, Ltd. (Nan Shan), were also Designated Entities.

Repurchase and Exchange of SPV Preferred Interests

    At the Closing, AIG drew down approximately $20.3 billion (the Series F Closing Drawdown Amount) under the Department of the Treasury's commitment (the Department of the Treasury Commitment (Series F)) pursuant to the Securities Purchase Agreement, dated as of April 17, 2009 (the Series F SPA), between AIG and the Department of the Treasury relating to AIG's Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the Series F Preferred Stock). The Series F Closing Drawdown Amount was the full amount remaining under the Department of the Treasury Commitment (Series F), less $2 billion that AIG designated to be available after the closing for general corporate purposes under a commitment relating to AIG's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share (the Series G Preferred Stock), described below (the Series G Drawdown Right). The right of AIG to draw on the Department of the Treasury Commitment (Series F) (other than the Series G Drawdown Right) was terminated.

    AIG used the Series F Closing Drawdown Amount to repurchase all of the FRBNY's AIA SPV Preferred Interests and the preferred interests in the ALICO SPV (together with the AIA SPV Preferred Interests, the SPV Preferred Interests). AIG transferred the SPV Preferred Interests to the Department of the Treasury as part of the consideration for the exchange of the Series F Preferred Stock (described below).

    The Department of the Treasury, so long as it holds AIA SPV Preferred Interests, has the right, subject to existing contractual restrictions, to require AIG to dispose of the remaining AIA ordinary shares held by the AIA SPV to the extent necessary to fully repay the liquidation preference on the Department of the Treasury's AIA SPV Preferred Interests. In addition, the consent of the Department of the Treasury, so long as it holds SPV Preferred Interests, will be required for AIG to take specified significant actions with respect to the Designated Entity, ILFC, including an IPO, sales, significant acquisitions or dispositions and incurrence of specified levels of indebtedness. If any SPV Preferred Interests are outstanding on May 1, 2013, the Department of the Treasury will have the right to compel the sale of all or a portion of ILFC on terms that it will determine.

    As a result of these transactions, the AIA SPV Preferred Interests are no longer considered permanent equity on AIG's Consolidated Balance Sheet, and are classified as Redeemable noncontrolling nonvoting, callable, junior preferred interests held by the Department of the Treasury.

Issuance and Cancellation of AIG's Series G Preferred Stock

    At the Closing, AIG and the Department of the Treasury amended and restated the Series F SPA to provide for the issuance of 20,000 shares of Series G Preferred Stock by AIG to the Department of the Treasury. The Series G Preferred Stock was issued with a liquidation preference of zero. Because the net proceeds to AIG from the completion of the registered public offering of AIG Common Stock in the May Common Stock Offering of $2.9 billion exceeded the $2.0 billion Series G Drawdown Right, the Series G Drawdown Right was terminated and the Series G Preferred Stock was cancelled immediately thereafter.

Exchange of AIG's Series C, E and F Preferred Stock for AIG Common Stock and Series G Preferred Stock

    At the Closing:

  •
  the shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share (the Series C Preferred Stock), held by the Trust, were exchanged for 562,868,096 shares of newly issued AIG Common Stock, which were subsequently transferred by the Trust to the Department of the Treasury;

  •
  the shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the Series E Preferred Stock), held by the Department of the Treasury, were exchanged for 924,546,133 newly issued shares of AIG Common Stock; and

  •
  the shares of the Series F Preferred Stock held by the Department of the Treasury, were exchanged for (a) the SPV Preferred Interests, (b) 20,000 shares of the Series G Preferred Stock (subsequently cancelled) and (c) 167,623,733 shares of newly issued AIG Common Stock.

    The issuance of AIG Common Stock to the Department of the Treasury described above significantly affected the determination of Net income (loss) attributable to AIG common shareholders and the weighted average shares outstanding, both of which are used to compute earnings per share. See Note 17 herein for further discussion.

    AIG entered into a registration rights agreement (the Registration Rights Agreement) with the Department of the Treasury that granted the Department of the Treasury registration rights with respect to the shares of AIG Common Stock issued at the Closing. The May Common Stock Offering was conducted in accordance with the right of AIG under the Registration Rights Agreement to complete a registered primary offering of AIG Common Stock. Current rights of the Department of the Treasury under the Registration Rights Agreement include:

  •
  the right to participate in any future registered offering of AIG Common Stock by AIG;

  •
  the right to demand that AIG effect a registered market offering of its shares no more than twice in any 12-month period;

  •
  the right to engage in at-the-market offerings; and

  •
  subject to certain exceptions, the right to approve the terms, conditions and pricing of any registered offering in which it participates until its ownership falls below 33 percent of AIG's voting securities.

    AIG has the right to raise the greater of $2 billion and the amount of the projected liquidity shortfall if the AIG Board of Directors determines, after consultation with the Department of the Treasury, that due to events affecting AIG's insurance subsidiaries, AIG Parent's reasonably projected aggregate liquidity (cash and cash equivalents and commitments of credit) will fall below $8 billion within 12 months of the date of such determination.

    Until the Department of the Treasury's ownership of AIG's voting securities falls below 33 percent, the Department of the Treasury will, subject to certain exceptions, have complete control over the terms, conditions and pricing of any offering in which it participates, including any primary offering by AIG. As a result, if AIG seeks to conduct an offering of its equity securities the Department of the Treasury may decide to participate in the offering, and to prevent AIG from selling any equity securities.

Issuance of Warrants to Purchase AIG Common Stock

    On January 19, 2011, as part of the Recapitalization, AIG issued to the holders of record of AIG Common Stock as of January 13, 2011, by means of a dividend, ten-year warrants to purchase a total of 74,997,778 shares of AIG Common Stock at an exercise price of $45.00 per share. AIG retained 67,650 of these warrants for tax withholding purposes. No warrants were issued to the Trust, the Department of the Treasury or the FRBNY.

May 2011 Common Stock Offering and Sale

    On May 27, 2011, AIG and the Department of the Treasury, as the selling shareholder, completed a registered public offering of AIG Common Stock. AIG issued and sold 100 million shares of AIG Common Stock for aggregate net proceeds of approximately $2.9 billion and the Department of the Treasury sold 200 million shares of AIG Common Stock. AIG did not receive any of the proceeds from the sale of the shares of AIG Common Stock by the Department of the Treasury. Of the net proceeds AIG received from this offering, $550 million has been used to fund the Consolidated 2004 Securities Litigation settlement (see Note 16 herein). As required by the Registration Rights Agreement, AIG paid the underwriting discount as well as certain expenses with respect to the shares sold by the Department of the Treasury. The balance of the net proceeds was used for general corporate purposes. As a result of the sale of AIG Common Stock in this offering, the Series G Drawdown Right was terminated, the Series G Preferred Stock was cancelled and the ownership by the Department of the Treasury was reduced from approximately 92 percent to approximately 77 percent of the AIG Common Stock outstanding after the completion of the offering.

September 2011 Debt Offering

    On September 13, 2011, AIG issued $1.2 billion of 4.250% Notes Due 2014 and $800 million of 4.875% Notes Due 2016. The proceeds are being used to pay maturing notes issued by AIG to fund the Matched Investment Program (MIP).

October 2011 Syndicated Credit and Contingent Liquidity Facilities

    On October 12, 2011, the previously outstanding AIG 364-Day Syndicated Facility, AIG 3-Year Syndicated Facility and Chartis letter of credit facility were terminated and AIG entered into a $1.5 billion 364-Day Syndicated Facility and a $3.0 billion 4-Year Syndicated Facility. The new 4-Year Syndicated Facility provides for $3.0 billion of revolving loans, which includes a $1.5 billion letter of credit sublimit. The $1.3 billion of previously issued letters of credit under the Chartis letter of credit facility were rolled into the letter of credit sublimit within the 4-Year Syndicated Facility, so that a total of $1.7 billion remains available under this facility, of which $0.2 billion is available for letters of credit. AIG expects that it may draw down on these facilities from time to time, and may use the proceeds for general corporate purposes.

    In December 2010, AIG established a $500 million contingent liquidity facility. Under this facility, AIG has the right, prior to December 15, 2015, to issue up to $500 million in senior debt to the counterparty, based on a put option agreement between AIG and the counterparty. The senior debt, if issued, will mature on December 15, 2015.

    In October 2011, AIG entered into an additional contingent liquidity facility. Under this facility, AIG has the right, for a period of one year, to enter into put option agreements, with an aggregate notional amount of up to $500 million, with an unaffiliated international financial institution pursuant to which AIG has the right, for a period of five years from the date any such put option agreement is entered into, to issue up to $500 million in senior debt to the financial institution, at AIG's discretion.

November 2011 Exchange Offer

    In November 2011, AIG exchanged specified series of its outstanding Junior Subordinated Debentures for newly issued senior notes pursuant to an exchange offer. The exchange resulted in a gain on extinguishment of debt of approximately $484 million, which is reflected in Net loss on extinguishment of debt in the Consolidated Statement of Operations and a deferred gain of $65 million, included in Other long-term debt in the Consolidated Balance Sheet, which will be amortized as a reduction to future interest expense. See Note 15 herein for additional information on this transaction.

Sales of Businesses

    On January 12, 2011, AIG entered into an agreement to sell its 97.57 percent interest in Nan Shan to a Taiwan-based consortium. The transaction closed on August 18, 2011 for net proceeds of $2.15 billion in cash. The net proceeds from the transaction were used to pay down a portion of the liquidation preference of the Department of the Treasury's AIA SPV Preferred Interests.

    On February 1, 2011, AIG completed the sale of AIG Star and AIG Edison to Prudential Financial, Inc., for $4.8 billion, consisting of $4.2 billion in cash and $0.6 billion in the assumption of third-party debt. Of the $4.2 billion in cash, AIG retained $2 billion to support the capital of Chartis, Inc. (Chartis) and its subsidiaries pursuant to an agreement with the Department of the Treasury, and caused the remaining amount to be applied to pay down a portion of liquidation preference of the Department of the Treasury's AIA SPV Preferred Interests. AIG recognized a pre-tax gain of $3.5 billion on the date of the sale which is reflected in Income (loss) from discontinued operations in the Consolidated Statement of Operations.

    See Note 4 herein for additional information on these transactions and Note 16 for discussion of indemnification provisions.

Sale of MetLife Securities

    On March 1, 2011, AIG entered into a Coordination Agreement among the ALICO SPV, AIG and MetLife, Inc. (MetLife) regarding a series of integrated transactions (the MetLife Disposition) whereby MetLife agreed to allow AIG to offer for sale earlier than contemplated under the original terms of the ALICO sale (the ALICO Sale) the MetLife securities that AIG received when it sold ALICO to MetLife. The MetLife Disposition included (i) the sale of MetLife common stock, par value $0.01 per share, and the sale of common equity units of MetLife pursuant to two separate underwritten public offerings and (ii) the sale by the ALICO SPV of MetLife preferred stock to MetLife.

    In connection with the MetLife Disposition, on March 1, 2011, AIG and the ALICO SPV entered into a letter agreement with the Department of the Treasury pursuant to which AIG and the ALICO SPV received the consent of the Department of the Treasury to the MetLife Disposition. AIG completed the MetLife Disposition on March 8, 2011 for a total of $9.6 billion and used $6.6 billion of the proceeds to pay down all of the liquidation preference of the Department of the Treasury's ALICO SPV Preferred Interests and a portion of the liquidation preference of the Department of the Treasury's AIA SPV Preferred Interests. In the first quarter of 2011, AIG recognized a loss of $348 million, representing the decline in the value of the MetLife securities from December 31, 2010 through their disposition on March 8, 2011, due to market conditions prior to the MetLife Disposition. Of this amount, $191 million is reflected in Net realized capital gains (losses) and $157 million is reflected in Net investment income in the Consolidated Statement of Operations. The remaining proceeds were placed in escrow to secure indemnities provided to MetLife under the original terms of the ALICO stock purchase agreement as described in Note 16 herein.

LIQUIDITY ASSESSMENT

    In assessing AIG's current financial flexibility and developing operating plans for the future, management has made significant judgments and estimates with respect to the potential financial and liquidity effects of AIG's risks and uncertainties, including but not limited to:

  •
  the potential effect of changes in bond, equity and foreign exchange markets on contingent liquidity requirements;

  •
  the potential effect on AIG if the capital levels of its regulated and unregulated subsidiaries prove inadequate to support current business plans;

  •
  AIG's continued ability to generate cash flow from operations;

  •
  the potential adverse effects on AIG's businesses that could result if there are further downgrades by rating agencies; and

  •
  the potential for regulatory limitations on AIG's business in one or more countries.

    AIG believes that it has sufficient liquidity to satisfy future liquidity requirements and meet its obligations, including requirements arising out of reasonably foreseeable contingencies and events.

SUPPLEMENTARY DISCLOSURE OF CONSOLIDATED CASH FLOW INFORMATION

Years Ended December 31, (in millions)	2011	2010	2009

Cash paid during the period for:
Interest*	$(8,985)	$(5,166)	$(5,777)
Taxes	$(716)	$(1,002)	$(226)
Non-cash financing/investing activities:
Noncontrolling nonvoting callable, junior and senior preferred interests held by Federal Reserve Bank of New York	$-	$-	$25,000
Interest credited to policyholder contract deposits included in financing activities	$4,750	$9,294	$12,615
Long-term debt reduction due to deconsolidations	$-	$-	$775
Exchange of equity units and extinguishment of junior subordinated debentures	$-	$3,657	$-
Exchange of junior subordinated debentures for senior notes	$(2,392)	$-	$-
Senior notes exchanged for junior subordinated debentures	$1,843	$-	$-
Non-cash consideration received from sale of ALICO	$-	$9,041	$-
Debt assumed on consolidation of variable interest entities	$-	$2,591	$-
Debt assumed on acquisition	$299	$164	$-

*
2011 includes payment of FRBNY credit facility accrued compounded interest of $4.7 billion, before the facility was terminated on January 14, 2011 in connection with the Recapitalization.